UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kelmoore Investment Company Inc.
Address: 2471 E. Bayshore Road, Suite 501
         Palo Alto, CA  94303

13F File Number:  28-05593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Antoine M. Devine, Esq.
Title:     Chief Compliance Officer
Phone:     800-486-3717

Signature, Place, and Date of Signing:

     /s/ Antoine M. Devine     Palo Alto, CA     August 10, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     84

Form13F Information Table Value Total:     $552,409 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     3969    54900 SH       SOLE                    54900        0        0
A S V INC                      COM              001963107      754    18595 SH       SOLE                    18595        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101      411    17847 SH       SOLE                    17847        0        0
ALCOA INC                      COM              013817101     1860    71200 SH       SOLE                    71200        0        0
ALCON INC                      COM SHS          H01301102     1236    11300 SH       SOLE                    11300        0        0
ALTRIA GROUP INC               COM              02209S103     4374    67650 SH       SOLE                    37650        0        0
AMERICAN EXPRESS CO            COM              025816109      767    14400 SH       SOLE                    14400        0        0
AMERICAN INTL GROUP INC        COM              026874107    17889   307900 SH       SOLE                   307900        0        0
AMGEN INC                      COM              031162100    27993   463000 SH       SOLE                   463000        0        0
ANALOG DEVICES INC             COM              032654105     2216    59400 SH       SOLE                    59400        0        0
APPLE COMPUTER INC             COM              037833100    22535   612200 SH       SOLE                   612200        0        0
APPLERA CORP                   COM AP BIO GRP   038020103     1574    80000 SH       SOLE                    80000        0        0
APPLIED MATLS INC              COM              038222105    24649  1523400 SH       SOLE                  1523400        0        0
BEAR STEARNS COS INC           COM              073902108     1102    10600 SH       SOLE                    10600        0        0
BEST BUY INC                   COM              086516101     2173    31700 SH       SOLE                    31700        0        0
BOEING CO                      COM              097023105     1921    29100 SH       SOLE                    29100        0        0
BOSTON SCIENTIFIC CORP         COM              101137107      821    30400 SH       SOLE                    30400        0        0
BP PLC                         SPONSORED ADR    055622104     1628    26105 SH       SOLE                    26105        0        0
BROADCOM CORP                  CL A             111320107    10475   295000 SH       SOLE                   295000        0        0
CAREMARK RX INC                COM              141705103      476    10700 SH       SOLE                    10700        0        0
CATERPILLAR INC DEL            COM              149123101    16193   187800 SH       SOLE                   187800        0        0
CHEVRON CORP NEW               COM              166764100    14897   266402 SH       SOLE                   266402        0        0
CISCO SYS INC                  COM              17275R102    33616  1759092 SH       SOLE                  1759092        0        0
CITIGROUP INC                  COM              172967101     3703    80100 SH       SOLE                    80100        0        0
COCA COLA CO                   COM              191216100     1879    45000 SH       SOLE                    45000        0        0
CONOCOPHILLIPS                 COM              20825C104     8135   141500 SH       SOLE                   141500        0        0
COUNTRYWIDE FINANCIAL CORP     COM              222372104      595    15400 SH       SOLE                    15400        0        0
CREATIVE TECHNOLOGIES          COMMON           005433762     1292   200000 SH       SOLE                   200000        0        0
CVS CORP                       COM              126650100      744    25600 SH       SOLE                    25600        0        0
DEERE & CO                     COM              244199105      851    13000 SH       SOLE                    13000
DELL INC                       COM              24702R101     2035    51500 SH       SOLE                    51500        0        0
DOW CHEM CO                    COM              260543103      806    18100 SH       SOLE                    18100        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      727    16900 SH       SOLE                    16900        0        0
EASTMAN KODAK CO               COM              277461109     1783    66400 SH       SOLE                    66400        0        0
EBAY INC                       COM              278642103     3387   102600 SH       SOLE                   102600        0        0
EXXON MOBIL CORP               COM              30231G102    22324   388447 SH       SOLE                   388447        0        0
FEDERAL HOME LN MTG CORP       COM              313400301      652    10000 SH       SOLE                    10000        0        0
FEDERAL NATL MTG ASSN          COM              313586109     1221    20900 SH       SOLE                    20900        0        0
GENENTECH INC                  COM NEW          368710406     1284    16000 SH       SOLE                    16000        0        0
GENERAL ELEC CO                COM              369604103      929    26803 SH       SOLE                    26803        0        0
GENERAL MTRS CORP              COM              370442105    12366   363706 SH       SOLE                   363706        0        0
GILLETTE CO                    COM              375766102      834    16482 SH       SOLE                    16482        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    14844   145500 SH       SOLE                   145500        0        0
HALLIBURTON CO                 COM              406216101     7460   156000 SH       SOLE                   156000        0        0
HEWLETT PACKARD CO             COM              428236103      366    15576 SH       SOLE                    15576        0        0
HOME DEPOT INC                 COM              437076102     7582   194900 SH       SOLE                   194900        0        0
HONEYWELL INTL INC             COM              438516106      480    13100 SH       SOLE                    13100        0        0
INTEL CORP                     COM              458140100    21791   836170 SH       SOLE                   836170        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    28632   385873 SH       SOLE                   385873        0        0
INTL PAPER CO                  COM              460146103      662    21900 SH       SOLE                    21900        0        0
JPMORGAN & CHASE & CO          COM              46625H100    12952   366700 SH       SOLE                   366700        0        0
JUNIPER NETWORKS INC           COM              48203R104     6622   263000 SH       SOLE                   263000        0        0
LEHMAN BROS HLDGS INC          COM              524908100     1340    13500 SH       SOLE                    13500        0        0
LILLY ELI & CO                 COM              532457108     4758    85400 SH       SOLE                    85400        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     8472   230900 SH       SOLE                   230900        0        0
LOWES COS INC                  COM              548661107      652    11200 SH       SOLE                    11200        0        0
LUCENT TECHNOLOGIES INC        COM              549463107     1483   536415 SH       SOLE                   536415        0        0
MERCK & CO INC                 COM              589331107     2944    95600 SH       SOLE                    95600        0        0
MERRILL LYNCH & CO INC         COM              590188108    30839   560600 SH       SOLE                   560600        0        0
MICROSOFT CORP                 COM              594918104    21653   871693 SH       SOLE                   871693        0        0
MORGAN STANLEY                 COM NEW          617446448     4958    94500 SH       SOLE                    94500        0        0
NEXTEL COMMUNICATIONS INC      CL A             65332V103      633    19600 SH       SOLE                    19600        0        0
ORACLE CORP                    COM              68389X105      235    17800 SH       SOLE                    17800        0        0
PFIZER INC                     COM              717081103     8850   320900 SH       SOLE                   320900        0        0
PINNACLE DATA SYS INC          COM              723454104      409   151600 SH       SOLE                   151600        0        0
QUALCOMM INC                   COM              747525103      370    11200 SH       SOLE                    11200        0        0
RESEARCH IN MOTION LTD         COM              760975102    14750   200000 SH       SOLE                   200000        0        0
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804     1058    16300 SH       SOLE                    16300        0        0
SCHLUMBERGER LTD               COM              806857108     1321    17400 SH       SOLE                    17400        0        0
SUN MICROSYSTEMS INC           COM              866810104     3544   950000 SH       SOLE                   950000        0        0
TARGET CORP                    COM              87612E106     1344    24700 SH       SOLE                    24700        0        0
TEXAS INSTRS INC               COM              882508104    21914   780700 SH       SOLE                   780700        0        0
TIBCO SOFTWARE INC             COM              88632Q103     9993  1528000 SH       SOLE                  1528000        0        0
TIME WARNER INC                COM              887317105    11779   704900 SH       SOLE                   704900        0        0
TYCO INTL LTD NEW              COM              902124106     4602   157600 SH       SOLE                   157600        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      806    15700 SH       SOLE                    15700        0        0
VERITAS SOFTWARE CO            COM              923436109     9736   399000 SH       SOLE                   399000        0        0
VERIZON COMMUNICATIONS         COM              92343V104     1891    54739 SH       SOLE                    54739        0        0
WAL MART STORES INC            COM              931142103     4518    93738 SH       SOLE                    93738        0        0
WASHINGTON MUT INC             COM              939322103     1215    29853 SH       SOLE                    29853        0        0
WELLS FARGO & CO NEW           COM              949746101     2445    39700 SH       SOLE                    39700        0        0
WEYERHAEUSER CO                COM              962166104      694    10900 SH       SOLE                    10900        0        0
XILINX INC                     COM              983919101     7650   300000 SH       SOLE                   300000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     5086   151100 SH       SOLE                   151100        0        0